Investments Accounted for Using Equity Method	12 Months Ended
Dec. 31, 2025
Disclosure In Investments In Associates And Joint Ventures [Abstract]
Investments Accounted for Using Equity Method
16.
INVESTMENTS ACCOUNTED FOR USING EQUITY METHOD

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Investments in associates	$8,870	$8,255
Investment in joint venture	9	9
	$8,879	$8,264

a.
Investments in associates

Investments in associates were as follows:

	Carrying Amount
	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Material associate
Non-listed
Next Commercial Bank Co., Ltd. (“NCB”)	$3,951	$3,591

Associates that are not individually material
Listed
Senao Networks, Inc. (“SNI”)	1,849	1,876
KingwayTek Technology Co., Ltd. (“KWT”)	242	228

Non-listed
Viettel-CHT Co., Ltd. (“Viettel-CHT”)	573	582
Taiwan International Standard Electronics Co., Ltd. (“TISE”)	373	373
ST-2 Satellite Ventures Pte., Ltd. (“STS”)	313	345
WiAdvance Technology Corporation (“WATC”)	274	260
Chunghwa PChome Fund I Co., Ltd. (“CPFI”)	253	252
Taiwania Hive Technology Fund L.P. (“TWTF”)	276	234
Taiwan International Ports Logistics Corporation (“TIPL”)	132	133
So-net Entertainment Taiwan Limited (“So-net”)	193	127
Porrima Inc. (“PORRIMA”)	78	74
CHT Infinity Singapore Pte., Ltd. (“CISG”)	61	54
Imedtac Co., Ltd. (“IME”)	57	54
Click Force Co., Ltd. (“CF”)	51	42
Baohwa Trust Co., Ltd. (“BHT”)	12	18
Gather Works Co., Ltd. (“GW”)	—	12
KKBOX Taiwan Co., Ltd. (“KKBOXTW”)	151	—
AgriTalk Technology Inc. (“ATT”)	26	—
Cornerstone Ventures Co., Ltd. (“CVC”)	5	—
Chunghwa Sochamp Technology Inc. (“CHST”) (Note 15)	—	—
	$8,870	$8,255

The percentages of ownership interests and voting rights in associates held by the Company as of balance sheet dates were as follows:

	% of Ownership Interests and Voting Rights
	December 31
	2024	2025
Material associate
Non-listed
Next Commercial Bank Co., Ltd. (“NCB”)	46	46

Associates that are not individually material
Listed
Senao Networks, Inc. (“SNI”)	33	33
KingwayTek Technology Co., Ltd. (“KWT”)	23	23

Non-listed
Viettel-CHT Co., Ltd. (“Viettel-CHT”)	30	30
Taiwan International Standard Electronics Co., Ltd. (“TISE”)	40	40
ST-2 Satellite Ventures Pte., Ltd. (“STS”)	38	38
WiAdvance Technology Corporation (“WATC”)	16	16
Chunghwa PChome Fund I Co., Ltd. (“CPFI”)	50	50
Taiwania Hive Technology Fund L.P. (“TWTF”)	42	40
Taiwan International Ports Logistics Corporation (“TIPL”)	27	27
So-net Entertainment Taiwan Limited (“So-net”)	30	30
Porrima Inc. (“PORRIMA”)	10	9
CHT Infinity Singapore Pte., Ltd. (“CISG”)	40	40
Imedtac Co., Ltd. (“IME”)	10	10
Click Force Co., Ltd. (“CF”)	49	49
Baohwa Trust Co., Ltd. (“BHT”)	25	25
Gather Works Co., Ltd. (“GW”)	—	48
KKBOX Taiwan Co., Ltd. (“KKBOXTW”)	30	—
AgriTalk Technology Inc. (“ATT”)	29	—
Cornerstone Ventures Co., Ltd. (“CVC”)	49	—
Chunghwa Sochamp Technology Inc. (“CHST”) (Note 15)	—	37

Summarized financial information of NCB was set out below:

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Assets	$48,637	$65,360
Liabilities	(40,043)	(57,557)

Equity	$8,594	$7,803

The percentage of ownership interest held by the Company	46.26%	46.26%

Equity attributable to the Company	$3,975	$3,610
Unrealized gain or loss from downstream transactions	(24)	(19)

The carrying amount of investment	$3,951	$3,591

	Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
		(In Millions)
Net revenues	$10	$314	$330

Net loss for the year	$(969)	$(747)	$(856)
Other comprehensive income (loss)	14	(6)	65
Total comprehensive loss for the year	$(955)	$(753)	$(791)

Except for NCB, no associate is considered individually material to the Company. Summarized financial information of associates that are not individually material to the Company was as follows:

	Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
		(In Millions)
The Company’s share of profits	$647	$494	$454
The Company’s share of other comprehensive income (loss)	(23)	40	(9)
The Company’s share of total comprehensive income	$624	$534	$445

The Level 1 fair values of associates based on the closing market prices as of the balance sheet dates were as follows:

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
SNI	$3,838	$2,556
KWT	$897	$795

The Company invested and obtained 50% ownership interest in CPFI. However, as the Company has only two out of five seats of the Board of Directors of CPFI, the Company has no control but significant influence over CPFI. Therefore, the Company recognized CPFI as an investment in associate.

The Company did not participate in the capital increase of BHT in September 2023. Therefore, the Company’s ownership interest in BHT decreased to 25.00%.

The Company’s ownership interest in NCB was originally 41.90%. NCB reduced 26.43% of its capital to offset accumulated deficits and increased its capital in December 2023. The Company increased its investment in NCB in higher proportion to the original shareholder percentage at the amount of $1,544 million in December 2023. Therefore, the Company’s ownership interest in NCB increased to 46.26%. Although Chunghwa is the single largest stockholder of NCB, it only obtained six out of fifteen seats of the Board of Directors of NCB. In addition, the management considered the size of ownership interest and the dispersion of shares owned by the other stockholders, other holdings are not extremely dispersed. Chunghwa is not able to direct its relevant activities. Therefore, Chunghwa does not have control over NCB and merely has significant influence over NCB and treats it as an associate.

The Company increased its investment in IME proportionally at the amount of $11 million in December 2023, and increased its investment in IME in higher proportion to the original shareholder percentage at the amount of $32 million in April 2024, respectively. Therefore, the Company’s ownership interest in IME increased to 10.00%. As the Company continues to control one out of five seats of the Board of Directors of IME, the Company has significant influence over IME.

The Company did not participate in the capital increase of WATC in January 2024. WATC issued new shares in April 2023, September 2023, December 2023, March 2024 and September 2024 as its employees exercised option. Therefore, the Company’s ownership interest in WATC decreased to 19.22% and 16.24% as of December 31, 2023 and December 31, 2024, respectively. However, as the Company continues to control one out of five seats of the Board of Directors of WATC, the Company has significant influence over WATC.

The Company increased its investment in SNI in lower proportion to the original shareholder percentage at the amount of $376 million in October 2024. Therefore, the Company’s ownership interest in SNI decreased to 33.16% as of December 31, 2024.

Chunghwa’s Board of Directors approved an investment in TWTF at the amount of USD 30 million in February 2024. The Company initially invested $288 million (USD 9 million) in TWTF in August 2024 and obtained 41.75% ownership interest in TWTF. TWTF raised capital in multiple stages. New capital was received in April 2025, resulting in an increase in the fund size; therefore, the Company’s ownership interest in TWTF changed to 39.81% as of December 31, 2025. TWTF mainly engages in investment.

The Company invested $14 million and obtained 48.00% ownership interest in GW in April 2025. GW mainly engages in film and drama IP development, copyright management and copyright sales.

KWT transferred its treasury stock repurchased from December 2019 to February 2020 to employees in October 2024. In addition, KWT repurchased its stock from April 2025 to May 2025. Therefore, the Company’s ownership interest in KWT changed to 22.58% and 22.78% as of December 31, 2024 and 2025, respectively.

CHST was approved to end and dissolve its business in July 2025.

CVC was approved to end and dissolve its business in November 2024, and CVC completed its liquidation in August 2025. The Company received the liquidation distribution of $5 million and recognized loss on disposal of $2 thousand under “other gains and losses” on the consolidated statements of comprehensive income.

The Company disposed of all its shares of ATT in October 2025. The Company received the proceeds from disposal of $8 million and recognized loss on disposal of $14 million under “other gains and losses” on the consolidated statements of comprehensive income.

The Company disposed of all its shares of KKBOXTW in November 2025. The Company received the proceeds from disposal of $873 million and recognized gain on disposal of $753 million under “other gains and losses” on the consolidated statements of comprehensive income.

The Company participated in the capital increase of PORRIMA at the amount of $80 million in May 2024 and obtained 10.00% ownership interest. The Company did not participate in the capital increase of PORRIMA in December 2025. Therefore, the Company’s ownership in PORRIMA decreased to 9.26% as of December 31, 2025. PORRIMA mainly engages in designing and selling zero-emission ships. As the Company has one out of five seats of the Board of Directors of PORRIMA, the Company has significant influence over PORRIMA.

The Company’s share of profits and other comprehensive income (loss) of associates was recognized based on the audited financial statements.

b.
Investment in joint venture

Investment in joint venture was as follows:

	Carrying Amount		% of Ownership Interests and Voting Rights
	December 31		December 31
Name of Joint Venture	2024	2025	2024	2025
	(In Millions)
Non-listed
Chunghwa SEA Holdings (“CHT SEA”)	$9	$9	51	51

The Company invested and established a joint venture, CHT SEA, with Delta Electronics, Inc. and Kwang Hsing Industrial Co., Ltd. and obtained 51% ownership interest of CHT SEA. However, according to the mutual agreements among stockholders, the Company does not individually direct CHT SEA’s relevant activities and has joint control with the other party; therefore, the Company treated CHT SEA as a joint venture. CHT SEA was approved to end and dissolve its business in June 2025. The liquidation of CHT SEA is still in process.

The joint venture is not considered individually material to the Company. Summarized financial information of CHT SEA was set out below:

Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
(In Millions)
The Company’s share of loss	$—	$—	$—
The Company’s share of other comprehensive income	—	—	—
The Company’s share of total comprehensive loss	$—	$—	$—

The above amounts are less than one million and not zero.

The Company’s share of loss and other comprehensive income of the joint venture was recognized based on the audited financial statements.